Taxation	6 Months Ended
Jun. 30, 2025
Taxation
Taxation

9. Taxation

a) Income taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company in the Cayman Islands to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Subsidiary incorporated in Hong Kong is subject to Hong Kong profits tax at a rate of 16.5% for taxable income earned in Hong Kong before April 1, 2018. Starting from the financial year commencing on April 1, 2018, the two-tiered profits tax regime took effect, under which the tax rate is 8.25% for assessable profits on the first HK$2 million and 16.5% for any assessable profits in excess of HK$2 million.

China

Under the Enterprise Income Tax Law of the PRC, the Company’s Chinese subsidiaries, VIE and subsidiaries of VIE are subject to an income tax of 25%, except for Beijing Cheche, which was entitled a preferential tax rate of 15% from 2019 to 2021 and from 2022 to 2024 for its High and New Technology Enterprise (“HNTE”) status, subject to annual evaluation and a requirement that they re-apply for HNTE status every three years.

Composition of Income Tax Expense

The Company is not subject to income or capital gains tax under the current laws of the Cayman Islands. There are no other taxes likely to be material to the Company levied by the government of the Cayman Islands.

The components of loss before income taxes are as follows (in thousands):

	For the six months ended June 30,
	2024	2025
	RMB	RMB
Loss before income tax expense
Loss from Chinese mainland operations	(47,786)	(22,718)
Loss from non-Chinese mainland operations	(7,186)	(3,045)
Total Loss before income tax expense from operations	(54,972)	(25,763)
Income tax benefit applicable to Chinese mainland operations
Deferred tax	263	263
Subtotal income tax benefit applicable to Chinese mainland operations	263	263
Non-Chinese mainland withholding tax expense	(163)	(68)
Total income tax benefit from operations	100	195

CHECHE GROUP INC.

NOTES TO UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(CONTINUED)

(All amounts in thousands, except for share and per share data)

9. Taxation (Continued)

b) Withholding income tax

The enterprise income tax (“EIT”) Law also imposes a withholding income tax of 10% on dividends distributed by a foreign-invested entity (“FIE”) to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company incorporated, does not have such tax treaty with China. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by a FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% if all the requirements are satisfied.

To the extent that subsidiaries, VIE and subsidiaries of VIE of the Group have undistributed earnings, the Company will accrue appropriate expected withholding tax associated with repatriation of such undistributed earnings. As of December 31, 2024 and June 30, 2025, the Company did not record any such withholding tax of its subsidiaries, VIE and subsidiaries of VIE in the PRC as they are still in accumulated deficit position.